Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Related Party Transactions

19.Related Party Transactions

The table below sets forth the related parties and their relationships with the Group:

Related Party	Relationship with the Group
Ms. Haiyan Gong (Note)	Nominee shareholder of the VIEs, non-executive co-chairman of the Board of Directors, and the Company’s shareholder.
Mr. JP Gan	Member of the Board of Directors and Compensation Committee, and the chairman of Company’s Nominating and Corporate Governance Committee.

Note: In March 2015, Ms. Haiyan Gong resigned from her position as a director of the Company and will no longer hold the position of co-chairman of the Board.

During the years presented in the financial statements, there were no significant related party transactions except for the following:

On December 24, 2012, the Group entered into a consultancy agreement with Ms. Haiyan Gong, under which Ms. Haiyan Gong agreed to provide, among other things, certain consultant services for a term of three years effective from January 1, 2013 and would receive a monthly fee of RMB49. The Group recorded general and administrative expense of RMB633 and RMB643 in connection with this agreement for the years ended December 31, 2013 and 2014, respectively.

On October 29, 2013, the Group entered into a personalized matchmaking services agreement with Mr. JP Gan, under which the Group agreed to provide personalized matchmaking services for RMB120 for a term of 20 months. The Group recognized revenues of RMB12 and RMB72 for the years ended December 31, 2013 and 2014, respectively.